UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                         811-8767

UBS MONEY SERIES
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

Eric Sanders UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-647-1568

Date of fiscal year end:	4/30/06

Date of reporting period:	6/30/06

Item 1.           Proxy Voting Record.

UBS Liquid Assets  Fund

Did not vote any securities during reporting period

UBS Select Money Market Fund

Did not vote any securities during reporting period

UBS Select Treasury Fund

Did not vote any securities during reporting period

LIR Premier Money Market Fund

Did not vote any securities during reporting period

LIR Premier Tax-Free Money Market Fund

Did not vote any securities during reporting period

UBS Cash Reserves Fund

Did not vote any securities during reporting period

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Money Series

By (Signature and Title)*	/s/ W. Douglas Beck

President

Date	August 15, 2006

* Print the name and title of each signing officer under his or her signature.